Amounts Due from/(to) Related Parties	12 Months Ended
Mar. 31, 2025
Amounts Due from/(to) Related Parties [Abstract]
AMOUNTS DUE FROM/(TO) RELATED PARTIES
10	AMOUNTS DUE FROM/(TO) RELATED PARTIES

Amounts due from/(to) related parties represent unsecured advances, which are non-interest bearing and repayable within the next twelve (12) months.

As at end of reporting period, management considers the ECL for amounts due from related parties is insignificant. Information of financial risks of the amounts due from/(to) related parties were disclosed in Note 29 to the financial statements.